Vendor Payables in Trust (Details) - Convertible Debt [Member] $ / shares in Units, $ in Thousands				1 Months Ended	12 Months Ended
	Jul. 12, 2021 USD ($)	Jun. 07, 2021 USD ($)	Jun. 04, 2021 USD ($)	Oct. 30, 2020 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Apr. 29, 2019
Vendor Trust [Member]
Vendor Payables in Trust (Details) [Line Items]
Contractual interest rates							6.00%
Unpaid Balance					$ 0	$ 111,574
Accrued interest					0	11,840
Repayments of debt						4,500
Deposits for tooling and equipment					8,380
Interest expense				$ 1,812
Accrued Interest at Settlement					1,350	462
Net carrying value						$ 110,224
Total future work outstanding amount	$ 1,167
Payments to settle debt					22,355
Accrued interest					41,776
Payment for exit fee					$ 2,250
Share price (in Dollars per share) | $ / shares					$ 10
Shares issued during period, shares, settlement of future work (in Shares) | shares					838,040
Deposits for research and development, prototype parts and other					$ 8,380
Vendor Trust [Member] | Class A Common Stock [Member]
Vendor Payables in Trust (Details) [Line Items]
Shares issued from conversion (in Shares) | shares					9,618,542
Vendor Trust, Future Services [Member]
Vendor Payables in Trust (Details) [Line Items]
Total future work outstanding amount			$ 14,166
Vendor Trust, Services Performed [Member]
Vendor Payables in Trust (Details) [Line Items]
Total future work outstanding amount			1,901
Gain on forgiveness of vendor interest			$ 1,731
Vendor Trust, Agreements To Settle [Member]
Vendor Payables in Trust (Details) [Line Items]
Number of vendors		2
Payments to settle debt		$ 5,367